Related Party Balances and Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 27, 2023	Dec. 31, 2021	May 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Jul. 31, 2023
Related Party Balances and Transactions (Details) [Line Items]
Trading amount			$ 162,665
Legal entity amount		$ 40,775
Related party amount		$ 40,775		$ 30,000
Investment loss						$ 28,456
Short-term borrowing				$ 33,995
Dai Cheong Trading Inc. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage			10.00%
HKGF Arcadia [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage	40.00%	10.00%
Related party amount	$ 1,440,000
HKGF Market of Alhambra, Inc.[Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage		10.00%